INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities Disclosure [Text Block]
NOTE 2 – INVESTMENT AND MORTGAGE-BACKED SECURITIES
Investment securities available for sale at June 30, 2015 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(In thousands)

Mortgage-backed securities	$109,793	$170	$825	$109,138
Municipal Bonds	37,631	438	450	37,619
U.S. Government Agency Bonds	2,000	15	—	2,015
Small Business Admin	8,224	18	29	8,213
Collateralized Mortgage Obligations	13,032	9	199	12,842
Other equity securities	210	—	26	184
Total	$170,890	$650	$1,529	$170,011

Investment securities held to maturity at June 30, 2015 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
(In thousands)
Municipal bonds	$40,653	$52	$660	$40,045

Investment securities available for sale at June 30, 2014 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(In thousands)

Mortgage-backed securities	$180,563	$501	$2,047	$179,017
Municipal bonds	38,000	479	664	37,815
U.S. Government Agency Bonds	2,000	—	8	1,992
Other equity securities	210	—	52	158
Total	$220,773	$980	$2,771	$218,982

Investment securities held to maturity at June 30, 2014 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
(In thousands)
Municipal bonds	$337	$14	$—	$351

Gross proceeds on the sale of investment and mortgage-backed securities were $49,872,000 and $90,000 for the years ended June 30, 2015 and 2014, respectively. Gross realized gains for the years ended June 30, 2015 and 2014 were $396,000 and $-0-, respectively. Gross realized losses for the years ended June 30, 2015 and 2014 were $828,000 and $-0-, respectively.

The amount of investment securities pledged as security for advances from the FHLB totaled $97.3 million and $138.3 million as of June 30, 2015 and 2014, respectively. There were no pledged securities for municipal deposits as of June 30, 2015 and June 30, 2014. The Bank was notified on June 20, 2015 that it would not be required to pledge securities for municipal deposits during the September 2015 quarter.

The mortgage-backed securities, municipal bonds and U.S. government agency bonds available for sale have the following maturities at June 30, 2015:

	Amortized	Estimated
	cost	market value
	(In thousands)

Due or callable in one year or less	$175	$175
Due or callable in 1 - 5 years	112,980	112,272
Due or callable in 5 - 10 years	47,194	47,109
Due or callable in greater than 10 years	10,331	10,271
Total debt securities	$170,680	$169,827

All other securities available for sale at June 30, 2015 are saleable within one year. The Company held $40,653,000 and $337,000 in investment securities that are being held to maturity at June 30, 2015 and 2014, respectively. The investment securities held to maturity have annual returns of principal and will be fully matured between 2016 and 2036.

The expected returns of principal of investments held to maturity are as follows as of June 30, 2015 (in thousands):

2016	56
2017	60
2018	64
2019	69
2020	—
Thereafter	40,403
$40,653

The table below indicates the length of time individual investment securities and mortgage-backed securities have been in a continuous loss position at June 30, 2015 and 2014:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(Dollars in thousands)
June 30, 2015
Municipal Bonds	$44,626	$1,000	$2,910	$110	$47,536	$1,110
Mortgage-backed securities	38,317	194	40,120	631	78,437	825
U.S. Government Agency Bonds	—	—	—	—	—	—
Small Business Admin	4,959	29			4,959	29
Collateralized Mortgage Obligations	11,658	199			11,658	199
Other equity securities	—	—	184	26	184	26

	$99,560	$1,422	$43,214	$767	$142,774	$2,189
Number of investments	121		21		142

June 30, 2014
Municipal bonds	$4,844	$58	$17,065	$606	$21,909	$664
Mortgage-backed securities	22,709	98	98,364	1,949	121,073	2,047
U.S. Government agency bonds	1,992	8	—	—	1,992	8
Other equity securities	—	—	158	52	158	52

	$29,545	$164	$115,587	$2,607	$145,132	$2,771
Number of investments	18		70		88

Securities available for sale are reviewed for possible other-than-temporary impairment on a quarterly basis. During this review, management considers the severity and duration of the unrealized losses as well as its intent and ability to hold the securities until recovery, taking into account balance sheet management strategies and its market view and outlook. Management also assesses the nature of the unrealized losses, taking into consideration factors such as changes in risk-free interest rates, general credit spread widening, market supply and demand, creditworthiness of the issuer or any credit enhancement providers, and the quality of the underlying collateral. Management does not intend to sell these securities in the foreseeable future, and does not believe that it is more likely than not that the Bank will be required to sell a security in an unrealized loss position prior to a recovery in its value. The decline in market value is due to changes in market interest rates. The fair values are expected to recover as the securities approach maturity dates.

The detail of interest and dividends on investment securities is as follows:

	For the year ended
	June 30,
	2015	2014
	(In thousands)
Taxable interest income	$2,226	$2,130
Nontaxable interest income	1,414	808
Dividends	254	280
Total	$3,894	$3,218

Mortgage-backed securities available for sale at June 30, 2015 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
		(In thousands)
FNMA	$87,934	$125	$473	$87,586
FHLMC	11,855	45	76	11,824
GNMA	10,004	—	276	9,728

	$109,793	$170	$825	$109,138

Mortgage-backed securities available for sale at June 30, 2014 consist of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
		(In thousands)
FNMA	$102,026	$256	$551	$101,731
FHLMC	22,176	200	159	22,217
GNMA	56,361	45	1,337	55,069

	$180,563	$501	$2,047	$179,017